License Agreement - Additional Information (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Development Costs, Period Cost	$ 0.5
Research and Development Expense			$ 2.0	$ 0.8
First Non Exclusive License [Member]
License Fee		$ 1.5
Second Non Exclusive License [Member]
License Fee		1.8
Third Non Exclusive License [Member]
License Fee		2.8
Acuitas Therapeutics Inc [Member]
Technology Access Fee		0.8
Management Fee Expense		$ 0.1
Option exercise fee	1.5
Acuitas Therapeutics Inc [Member] | Target One And Two [Member]
Annual license maintenance fee	1.0
Acuitas Therapeutics Inc [Member] | Target Three [Member]
Annual license maintenance fee	$ 0.8